Credit Impairment Losses	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Credit Impairment Losses
11	Credit impairment losses

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Financing guarantee contracts	772,614	2,933,903	7,660,622
Loans to customers	744,893	2,441,111	7,175,389
Accounts and other receivables and contract assets	1,499,344	991,903	1,140,937
Financial assets at amortized cost	18,193	272,909	575,161
Others	144	3,901	(1,644)

	3,035,188	6,643,727	16,550,465